                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2944

                     Oppenheimer Rising Dividends Fund, Inc.
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: October 31

                      Date of reporting period: 07/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Rising Dividends Fund, Inc.

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

                                                      Shares          Value
                                                   -----------   ---------------
COMMON STOCKS--98.7%
CONSUMER DISCRETIONARY--9.3%
HOTELS, RESTAURANTS & LEISURE--3.2%
McDonald's Corp.                                       564,700   $    31,092,382
Yum! Brands, Inc.                                      390,500        13,847,130
                                                                 ---------------
                                                                      44,939,512
MEDIA--1.2%
Walt Disney Co. (The)                                  698,000        17,533,760
SPECIALTY RETAIL--1.3%
Staples, Inc.                                          881,500        18,529,130
TEXTILES, APPAREL & LUXURY GOODS--3.6%
Coach, Inc.                                            743,000        21,985,370
Nike, Inc., Cl. B                                      286,000        16,199,040
Polo Ralph Lauren Corp., Cl. A                         192,500        12,137,125
                                                                 ---------------
                                                                      50,321,535
CONSUMER STAPLES--10.7%
BEVERAGES--1.7%
PepsiCo, Inc.                                          422,700        23,988,225
FOOD & STAPLES RETAILING--1.3%
Wal-Mart Stores, Inc.                                  366,100        18,261,068
FOOD PRODUCTS--3.0%
Cadbury plc, Sponsored ADR                             274,600        10,854,938
Kellogg Co.                                            449,400        21,346,500
Nestle SA, Sponsored ADR                               246,500        10,126,220
                                                                 ---------------
                                                                      42,327,658
HOUSEHOLD PRODUCTS--2.4%
Colgate-Palmolive Co.                                  283,000        20,500,520
Procter & Gamble Co. (The)                             246,200        13,666,562
                                                                 ---------------
                                                                      34,167,082
TOBACCO--2.3%
Lorillard, Inc.                                        144,000        10,615,680
Philip Morris International, Inc.                      457,708        21,329,193
                                                                 ---------------
                                                                      31,944,873
ENERGY--11.9%
ENERGY EQUIPMENT & SERVICES--5.2%
Baker Hughes, Inc.                                     568,400        23,020,200
Diamond Offshore Drilling, Inc.                        254,200        22,844,954
Schlumberger Ltd.                                      501,300        26,819,550
                                                                 ---------------
                                                                      72,684,704
OIL, GAS & CONSUMABLE FUELS--6.7%
Chevron Corp.                                          313,700        21,792,739
ConocoPhillips                                         282,900        12,365,559
Exxon Mobil Corp.                                      557,735        39,258,967
Occidental Petroleum Corp.                             305,100        21,765,834
                                                                 ---------------
                                                                      95,183,099


                  1 | Oppenheimer Rising Dividends Fund, Inc.

Oppenheimer Rising Dividends Fund, Inc.

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

FINANCIALS--13.2%
CAPITAL MARKETS--7.7%
Bank of New York Mellon Corp.                          805,400        22,019,636
Credit Suisse Group AG, ADR                            298,900        14,158,893

                                                      Shares          Value
                                                   -----------   ---------------
CAPITAL MARKETS CONTINUED
Goldman Sachs Group, Inc. (The)                         95,000   $    15,513,500
Northern Trust Corp.                                   397,500        23,774,475
T. Rowe Price Group, Inc.                              700,200        32,706,342
                                                                 ---------------
                                                                     108,172,846
COMMERCIAL BANKS--0.9%
Wells Fargo & Co.                                      496,700        12,149,282
DIVERSIFIED FINANCIAL SERVICES--2.7%
JPMorgan Chase & Co.                                   971,200        37,536,880
INSURANCE--1.9%
Chubb Corp.                                            594,800        27,467,864
HEALTH CARE--14.1%
HEALTH CARE EQUIPMENT & SUPPLIES--4.1%
Bard (C.R.), Inc.                                      209,300        15,398,201
Baxter International, Inc.                             501,300        28,258,281
Dentsply International, Inc.                           443,600        14,794,060
                                                                 ---------------
                                                                      58,450,542
PHARMACEUTICALS--10.0%
Abbott Laboratories                                    399,100        17,955,509
Bristol-Myers Squibb Co.                               678,600        14,752,764
Johnson & Johnson                                      472,100        28,746,169
Merck & Co., Inc.                                    1,020,300        30,619,203
Novo Nordisk AS, Sponsored ADR                         263,400        15,379,926
Roche Holding AG                                        96,650        15,239,344
Teva Pharmaceutical Industries Ltd.,
   Sponsored ADR                                       332,100        17,714,214
                                                                 ---------------
                                                                     140,407,129
INDUSTRIALS--10.3%
AEROSPACE & DEFENSE--3.4%
Lockheed Martin Corp.                                  282,700        21,134,652
Rockwell Collins, Inc.                                 316,200        13,343,640
United Technologies Corp.                              254,721        13,874,653
                                                                 ---------------
                                                                      48,352,945
ELECTRICAL EQUIPMENT--2.8%
ABB Ltd., Sponsored ADR                                802,000        14,660,560
Emerson Electric Co.                                   678,400        24,680,192
                                                                 ---------------
                                                                      39,340,752
INDUSTRIAL CONGLOMERATES--2.2%
3M Co.                                                 218,100        15,380,412
Tyco International Ltd.                                490,500        14,822,910
                                                                 ---------------
                                                                      30,203,322


                  2 | Oppenheimer Rising Dividends Fund, Inc.

Oppenheimer Rising Dividends Fund, Inc.

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

MACHINERY--0.9%
Deere & Co.                                            292,600        12,798,324
ROAD & RAIL--1.0%
Union Pacific Corp.                                    250,300        14,397,256
INFORMATION TECHNOLOGY--18.3%
COMMUNICATIONS EQUIPMENT--2.3%
QUALCOMM, Inc.                                         688,900        31,834,069
COMPUTERS & PERIPHERALS--2.1%
International Business Machines Corp.                  249,200        29,388,156

                                                      Shares          Value
                                                   -----------   ---------------
IT SERVICES--1.8%
Paychex, Inc.                                          965,000   $    25,572,500
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--8.4%
Applied Materials, Inc.                              2,444,900        33,739,620
Intel Corp.                                            718,800        13,836,900
Taiwan Semiconductor Manufacturing Co. Ltd., ADR     3,105,572        32,515,339
Texas Instruments, Inc.                              1,578,000        37,950,900
                                                                 ---------------
                                                                     118,042,759
SOFTWARE--3.7%
Microsoft Corp.                                      1,166,430        27,434,434
Nintendo Co. Ltd., Unsponsored ADR                     770,600        25,522,272
                                                                 ---------------
                                                                      52,956,706
MATERIALS--4.2%
CHEMICALS--4.2%
BASF SE, Sponsored ADR                                 386,100        19,305,000
Monsanto Co.                                           204,300        17,161,200
Praxair, Inc.                                          279,100        21,820,038
                                                                 ---------------
                                                                      58,286,238
TELECOMMUNICATION SERVICES--2.9%
DIVERSIFIED TELECOMMUNICATION SERVICES--2.9%
AT&T, Inc.                                             818,900        21,479,747
Verizon Communications, Inc.                           616,578        19,773,656
                                                                 ---------------
                                                                      41,253,403
UTILITIES--3.8%
ELECTRIC UTILITIES--1.9%
FPL Group, Inc.                                        242,000        13,714,140
Southern Co.                                           435,200        13,665,280
                                                                 ---------------
                                                                      27,379,420
MULTI-UTILITIES--1.9%
Public Service Enterprise Group, Inc.                  375,800        12,194,710
Xcel Energy, Inc.                                      715,000        14,257,099
                                                                 ---------------
                                                                      26,451,809
                                                                 ---------------
Total Common Stocks (Cost $1,356,488,333)                          1,390,322,848


                  3 | Oppenheimer Rising Dividends Fund, Inc.

Oppenheimer Rising Dividends Fund, Inc.

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

INVESTMENT COMPANY--1.3%
Oppenheimer Institutional Money Market Fund,
   Cl. E, 0.42%(1,2) (Cost $17,901,990)             17,901,990        17,901,990
TOTAL INVESTMENTS, AT VALUE
   (COST $1,374,390,323)                                 100.0%    1,408,224,838
Other Assets Net of Liabilities                            0.0            25,936
                                                    ----------   ---------------
Net Assets                                               100.0%  $ 1,408,250,774
                                                    ==========   ===============

Footnotes to Statement of Investments

(1.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                           SHARES           GROSS         GROSS         SHARES
                                                     OCTOBER 31, 2008    ADDITIONS     REDUCTIONS   JULY 31, 2009
                                                     ----------------   -----------   -----------   -------------
Oppenheimer Institutional Money Market Fund, Cl. E      23,916,472      482,987,217   489,001,699     17,901,990

                                                        VALUE       INCOME
                                                     -----------   --------
Oppenheimer Institutional Money Market Fund, Cl. E   $17,901,990   $331,377

(2.) Rate shown is the 7-day yield as of July 31, 2009.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of July 31, 2009 based on valuation input level:


                  4 | Oppenheimer Rising Dividends Fund, Inc.

Oppenheimer Rising Dividends Fund, Inc.

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

                                                     LEVEL 2--        LEVEL 3--
                                   LEVEL 1--          OTHER          SIGNIFICANT
                                  UNADJUSTED        SIGNIFICANT      UNOBSERVABLE
                                QUOTED PRICES    OBSERVABLE INPUTS      INPUTS           VALUE
                                --------------   -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary       $  131,323,937          $--              $--        $  131,323,937
   Consumer Staples                150,688,906           --               --           150,688,906
   Energy                          167,867,803           --               --           167,867,803
   Financials                      185,326,872           --               --           185,326,872
   Health Care                     198,857,671           --               --           198,857,671
   Industrials                     145,092,599           --               --           145,092,599
   Information Technology          257,794,190           --               --           257,794,190
   Materials                        58,286,238           --               --            58,286,238
   Telecommunication Services       41,253,403           --               --            41,253,403
   Utilities                        53,831,229           --               --            53,831,229
Investment Company                  17,901,990           --               --            17,901,990
                                --------------          ---              ---        --------------
Total Assets                    $1,408,224,838          $--              $--        $1,408,224,838
                                ==============          ===              ===        ==============

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant


                  5 | Oppenheimer Rising Dividends Fund, Inc.

Oppenheimer Rising Dividends Fund, Inc.

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for


                   6 | Oppenheimer Rising Dividends Fund, Inc.

Oppenheimer Rising Dividends Fund, Inc.

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and


                   7 | Oppenheimer Rising Dividends Fund, Inc.

Oppenheimer Rising Dividends Fund, Inc.

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

other investments for federal income tax purposes as of July 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $1,421,927,523
                                 ==============
Gross unrealized appreciation    $   49,432,511
Gross unrealized depreciation       (63,135,196)
                                 --------------
Net unrealized depreciation      $  (13,702,685)
                                 ==============


                  8 | Oppenheimer Rising Dividends Fund, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rising Dividends Fund, Inc.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 09/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 09/11/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 09/11/2009